FINANCIAL ASSETS AND LIABILITIES - Fair values (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value | Level 1
Assets
Cash and cash equivalents	$ 163,981	$ 197,032
Restricted cash	4,340	12,985
Marketable securities	1,336	1,684
Fair Value | Level 2
Assets
Related party shareholder loans	837	6,187
Derivative assets	18,987	2,679
Liabilities
Derivative liabilities	202	10,364
Fair Value | Level 2 | Floating rate debt
Liabilities
Long term debt - floating	1,210,075	1,273,723
Carrying Value | Level 1
Assets
Cash and cash equivalents	163,981	197,032
Restricted cash	4,340	12,985
Marketable securities	1,336	1,684
Carrying Value | Level 2
Assets
Related party shareholder loans	837	6,187
Derivative assets	18,987	2,679
Liabilities
Derivative liabilities	202	10,364
Carrying Value | Level 2 | Floating rate debt
Liabilities
Long term debt - floating	$ 1,210,075	$ 1,273,723